Recently issued accounting standards	12 Months Ended
Dec. 31, 2023
Recently issued accounting standards
2 Recently issued accounting standards
Recently adopted accounting standards
ASC Topic 326 – Financial Instruments – Credit Losses
In March 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-02, “Troubled Debt Restructurings and Vintage Disclosures” (ASU 2022-02), an update to ASC Topic 326 – Financial Instruments – Credit Losses. The amendments in ASU 2022-02 eliminate the accounting guidance for troubled debt restructurings by creditors. The loan refinancing and restructuring guidance in ASC Topic 310 – Receivables will be applied to determine whether a modification resulted in a new loan or a continuation of an existing loan. The amendments enhance disclosure requirements for certain loan refinancings and restructurings when a borrower was experiencing financial difficulty and required disclosure of current period gross write-offs by year of origination for financing receivables and net investments in leases.
The amendments were effective for annual reporting periods beginning after December 15, 2022 and for the interim periods within those annual reporting periods. Early adoption was permitted, including in an interim period. The adoption of ASU 2022-02 on January 1, 2023, applying the modified retrospective approach did not have a material impact on the Bank’s financial position, results of operations or cash flows.
Standards to be adopted in future periods
ASC Topic 820 – Fair Value Measurement
In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (ASU 2022-03), an update to ASC Topic 820 – Fair Value Measurement. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The amendments require new disclosures related to equity securities subject to contractual sale restrictions, including the fair value of such equity securities, the nature and remaining duration of the corresponding restrictions and any circumstances that could cause a lapse in the restrictions.
The amendments are effective for annual reporting periods beginning after December 15, 2023 and for the interim periods within those annual reporting periods. Early adoption is permitted, including in an interim period. The adoption of ASU 2022-03 on January 1, 2024 did not have a material impact on the Bank’s financial position, results of operations or cash flows.